Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	afi_SupplementTextBlock
AMG FUNDS I

AMG TimesSquare All Cap Growth Fund

Supplement dated December 29, 2016 to the
Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare All Cap Growth Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Fee Changes

Effective on or about February 27, 2017 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.75% to 0.65%, the contractual expense limitation amount will be reduced from 0.79% to 0.69% (the terms of the Fund’s expense limitation arrangement will otherwise remain the same), shareholder servicing fees paid by Class N shares of the Fund will decrease from up to 0.25% to up to 0.15% and Class I shares of the Fund will be authorized to pay up to 0.05% in shareholder servicing fees. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund.
AMG TimesSquare All Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	afi_SupplementTextBlock
AMG FUNDS I

AMG TimesSquare All Cap Growth Fund

Supplement dated December 29, 2016 to the
Prospectus and Statement of Additional Information dated March 1, 2016, as supplemented July 28, 2016, August 26, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare All Cap Growth Fund, a series of AMG Funds I (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Fee Changes

Effective on or about February 27, 2017 (the “Implementation Date”), the management fee for the Fund will be reduced from 0.75% to 0.65%, the contractual expense limitation amount will be reduced from 0.79% to 0.69% (the terms of the Fund’s expense limitation arrangement will otherwise remain the same), shareholder servicing fees paid by Class N shares of the Fund will decrease from up to 0.25% to up to 0.15% and Class I shares of the Fund will be authorized to pay up to 0.05% in shareholder servicing fees. Shareholders will not experience any increase in expenses as a result of these changes as there will be no increase in the total net expense ratio for the Fund.